Financial Risk Management - Liquidity Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments
Cash and cash equivalents	$ 29,058,093	$ 27,452,265	$ 32,068,291	$ 38,734,949
Debt	123,877,278	122,378,292
Lease liabilities	9,292,351	9,363,520
Other notes payable		1,324,063
Trade and other liabilities	41,796,845	38,539,436
Interest on debt	124,559,077	129,278,189
Interest on lease liabilities	3,617,085	3,889,178
Interest on other notes payable		5,938
2021
Disclosure of nature and extent of risks arising from financial instruments
Debt	617,489	492,489
Lease liabilities	1,277,754	1,257,766
Other notes payable		1,324,063
Trade and other liabilities	33,936,100	31,588,449
Interest on debt	5,997,185	6,565,402
Interest on lease liabilities	668,461	731,591
Interest on other notes payable		5,938
12-36 Months
Disclosure of nature and extent of risks arising from financial instruments
Debt	8,985,404	8,852,893
Lease liabilities	2,184,098	2,491,539
Trade and other liabilities	4,078,823	3,426,610
Interest on debt	15,177,002	16,351,837
Interest on lease liabilities	1,169,317	1,417,722
36-60 Months
Disclosure of nature and extent of risks arising from financial instruments
Debt	21,969,580	13,500,000
Lease liabilities	2,240,777	2,381,812
Trade and other liabilities	644,830	1,035,998
Interest on debt	13,256,713	14,404,394
Interest on lease liabilities	853,741	984,003
Thereafter
Disclosure of nature and extent of risks arising from financial instruments
Debt	92,304,805	99,532,910
Lease liabilities	3,589,722	3,232,403
Trade and other liabilities	3,137,092	2,488,379
Interest on debt	90,128,177	91,956,556
Interest on lease liabilities	$ 925,566	$ 755,862